Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll	$ 1,490	$ 1,035
Accrued vacation	3,966	3,308
Accrued bonus	8,773	6,568
Other accrued expenses	9,561	7,508
Total accrued liabilities	$ 23,790	$ 18,419